SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation
(b)
Principles of consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries and its consolidated VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

Variable interest entity

The VIE Arrangement with Shanghai Caiyin

In September 2015, Shanghai Caiyin Asset Management Co., Ltd (“Shanghai Caiyin”) was established by Mr. Yan (the “Founder”) to provide the guarantee services to the loans facilitated through Shanghai Wuxingjia. Upon formation, Shanghai Caiyin entered into an agreement with Shanghai Wuxingjia through which Shanghai Wuxingjia has the power to direct the activities that most significantly affects the economic performance of Shanghai Caiyin and would be able to receive the economic benefits of Shanghai Caiyin that could be significant to Shanghai Caiyin. Therefore, Shanghai Wuxingjia was considered the primary beneficiary of Shanghai Caiyin and consolidated Shanghai Caiyin.

Pursuant to this amendment agreement entered between Shanghai Wuxingjia and Shanghai Caiyin as part of the business transformation of the Group, starting from September 1, 2019, Shanghai Wuxingjia was no longer considered as the primary beneficiary of Shanghai Caiyin and Shanghai Caiyin was deconsolidated by the Group.

On September 16, 2019, Shanghai Caiyin was disposed to a third-party company, Shenzhen Rongxinbao Non-financial Guarantee Co., Ltd. (“Shenzhen Rongxinbao”) (See Note 10).

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE

As PRC laws and regulations prohibit and restrict foreign ownership of internet value added businesses, the Company operates its business, primarily through the VIEs. In June 2018, the Company, through its wholly owned foreign invested subsidiary, Shanghai Kunjia or WFOE, entered into a series of contractual arrangements (“VIE agreements”) with Jiayin Finance and its respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE and its subsidiary, and (2) receive the economic benefits of the VIE and its subsidiary that could be significant to the VIE and its subsidiary.

Despite the lack of technical majority direct voting interest, there exists a parent subsidiary relationship between Shanghai Kunjia and the VIE and its subsidiary through the aforementioned agreements. The following is a summary of the VIE agreements:

The agreements that provide the Company effective control over the VIE and its subsidiary include:

Powers of Attorney:

Pursuant to the Power of Attorney, each of the four shareholders have signed power of attorney with WFOE to irrevocably authorize the board of directors / Executive Directors of WFOE and their successors to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of Jiayin Finance including, but not limited to, the right (1) to make and sign the relevant shareholders’ general meeting decision on behalf of the shareholders of Jiayin Finance; (2) in accordance with the law and Jiayin Finance’s Charter of shareholders exercise the right to enjoy all the rights of shareholders , including but not limited to the right of shareholders to vote, sell or transfer or pledge or dispose of all or any part of Jiayin Finance’s shares; and (3) designate and appoint the legal representative, chairman, director, supervisor, general manager and other senior management of Jiayin Finance as the authorized representative of the Group. This power of attorney is irrevocable and continues to be in force during the period when the authorized person is a shareholder of WFOE, from the date of signature of this power of attorney.

Exclusive Purchase Agreement:

Pursuant to the Exclusive Purchase Agreement among WFOE, Jiayin Finance and the four shareholders of Jiayin Finance, the four shareholders and Jiayin Finance shall irrevocably grant WFOE, to purchase or appoint one or more persons from WFOE at any time to purchase all or part of the shares which is not subject to legal restriction or assets held by the four shareholders or Jiayin Finance. Except for WFOE and the designated person, no third party shall have the right to purchase shares and assets or other shares and assets related to the four shareholders. The consideration of the purchase should be RMB1 or the lowest price permitted by the PRC laws. The effective time period of this agreement is ten years, and will be automatically extended to further years.

The agreements that transfer economic benefits to the Company include:

Exclusive Consultation and Service Agreement:

Pursuant to the Exclusive Consultation and Service Agreement between WFOE and Jiayin Finance, WFOE has the exclusive right to provide Jiayin Finance with consulting and other services. Without WFOE’s prior written consent, Jiayin Finance may not accept any services subject to this agreement from any third party. WFOE has the right to determine the service fee to be charged to Jiayin Finance under this agreement by considering, among other things, the complexity of the services, the actual cost that may be incurred for providing such services, as well as the value and comparable price on the market of the service provided. WFOE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. Unless WFOE terminates this agreement in advance or otherwise provided by law, this agreement will remain effective for ten years and shall automatically extend the term of this agreement prior to its expiration. Jiayin Finance may not terminate this agreement unilaterally.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

Equity Pledge Agreement:

Pursuant to the Equity Pledge Agreement among WFOE, Jiayin Finance and the four shareholders, in order to ensure that Jiayin Finance and its shareholders will fulfill the obligations under the power of attorney, the exclusive consultation and service agreement, and the exclusive purchase agreement (collectively “the Main Agreement”), the four shareholders have pledged 100% equity interest in Jiayin Finance to WFOE. According to the Main Agreement, the pledgee has the right to charge the service fee to Jiayin Finance. Those shareholders and WFOE also agree that without a prior written consent of the pledgee, they shall not transfer the shares or set up any pledge or other form of guarantee which may affect the rights and interests of the pledgee.

These contractual arrangements allow the Company, through its wholly owned subsidiary WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the financial results of the VIEs.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•
revoke the Group’s operating licenses;
•
levy fines on the Group;
•
confiscate any of the Group’s net income that they deem to be obtained through illegal operations;
•
shut down the Group’s services;
•
discontinue or restrict the Group’s operations in China;
•
impose conditions or requirements with which the Group may not be able to comply;
•
require the Group to change corporate structure and contractual arrangements;
•
restrict or prohibit the use of the proceeds from overseas offerings to finance the Company’s PRC consolidated VIEs’ business and operations; and
•
take other regulatory or enforcement actions that could be harmful to the Group’s business.
2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	14,759	16,294
Restricted cash	2,016	2,023
Amounts due from related parties	504	507
Financial Assets receivable	—	53,373
Accounts receivable, net	30,846	71,184
Prepaid expenses and other current assets	39,109	125,647
Deferred tax assets, net	24,615	26,914
Property and equipment, net	2,372	8,123
Right-of-use assets	24,430	14,297
Other long-term assets	1,103	242
TOTAL ASSETS	139,754	318,604
Deferred guarantee income	—	51,079
Payroll and welfare payables	28,057	35,900
Amounts due to related parties	4,485	566
Tax payables	272,964	286,705
Accrued expenses and other current liabilities	46,675	183,442
Other payable related to the disposal of Shanghai Caiyin	322,028	188,300
Lease liabilities	24,752	14,598
TOTAL LIABILITIES	698,961	760,590

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	624,868	680,790	972,029
Operating income (expense)	230,415	(15,802)	52,204
Net income	254,283	89,149	164,741
Net cash (used in) provided by operating activities	(40,071)	98,486	8,807
Net cash used in investing activities	(62)	(96,180)	(7,265)
Net cash used in financing activities	—	—	—

The VIEs contributed 48%, 38% and 30% of the Group’s consolidated revenue for years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, the VIEs accounted for an aggregate of 14% and 11% of the consolidated total assets, and 74% and 43% of the consolidated total liabilities, respectively.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued
(b)
Principles of consolidation - continued

Variable interest entity - continued

The VIE Arrangement with Shanghai Kunjia, the WFOE - continued

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. See Note 19 for disclosure of restricted net assets.

Use of estimates
(c)
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include expected credit loss for financial guarantee in scope of ASC 326, allowance for financial assets receivable, loan receivables, accounts receivables and contract assets, amount due from related parties, and others, valuation allowances for deferred tax assets, valuation of share-based awards, fair value measurement and impairment of investment, discount rate used to measure lease liabilities, variable consideration for revenue recognition.

Fair value
(d)
Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, amounts due from/to related parties, accounts receivable and contract assets, financial assets receivable, loans receivable, prepaid expenses and other assets, deferred guarantee income and other liabilities are recorded at cost which approximate their fair value mainly due to the short-term nature of these instruments.

The Group does not have any assets or liabilities that are recorded at fair value subsequent to initial recognition on a recurring basis other than the short-term investment in convertible debt accounted for as available-for-sale debt security, which is classified as a level 2 fair value measurement. As of December 31, 2021 and 2022, the carrying amount of the short-term investment is approximate to its fair value. The Group does not have any assets or liabilities measured at fair value on a non-recurring basis during the periods presented.

Certain risks and concentrations
(e)
Certain risks and concentrations

Financial instrument that potentially exposes the Group to significant concentration of credit risk primarily includes cash and cash equivalents, restricted cash, accounts receivable and contract assets, financial assets receivable, loans receivable, and amounts due from related parties. As of December 31, 2021 and 2022, there were 69% and 89% of the Group’s cash and cash equivalents and restricted cash held in major financial institutions located in the PRC, respectively, and the rest were held in overseas major financial institutions which management considers to be of high credit quality. Accounts receivable, contract assets and financial assets receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable and contract assets, and financial assets receivable is mitigated by credit evaluations The Group performs on its customers and its ongoing monitoring process of outstanding balances. Credit risk of loans receivable is controlled by the application of credit approvals, credit limits and monitoring procedures.

For the year ended December 31, 2022, Customer A contributed 11% of total net revenue of the Group. As of December 31, 2022, Customer A accounted for 15% of accounts receivable and contract assets.

Foreign currency risk
(f)
Foreign currency risk

The Renminbi (“RMB”) is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB127,902 and RMB257,041 as of December 31, 2021 and 2022, respectively.

Foreign currency translation
(g)
Foreign currency translation

The functional currency of the Group dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”). The functional currency of subsidiaries outside of PRC is typically their local currency. The determination of the respective functional currency is based on the criteria stated in Accounting Standard Codification (“ASC”) Topic 830, Foreign Currency Matters. The Group also uses RMB as its reporting currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component in the statements of comprehensive income.

Convenience translation
(h)
Convenience translation

The Group’s financial statements are stated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of comprehensive income, shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2022 are included solely for the convenience of the readers and have been made at the rate of US$1.00=RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Cash and cash equivalents
(i)
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Group’s cash and cash equivalents were RMB182,551 and RMB291,018 as of December 31, 2021 and 2022, respectively.

Restricted cash
(j)
Restricted cash

Restricted cash represents restricted deposit requested by custodian bank for business purpose. The Group’s restricted cash were RMB2,016 and RMB2,023 as of December 31, 2021 and 2022, respectively.

Guarantee Arrangement
(k)
Guarantee arrangement

Primary guarantee

For certain off-balance sheet loans funded by institutional funding partners starting from year 2022, the Group provides commitment to compensate them in the event of borrowers’ default in the form of guarantee provided by 1) third-party financial guarantee companies or 2) financial guarantee company within the Group. Under 1), after the third-party guarantee companies repay the overdue amount, the Group is obligated to compensate third-party guarantee companies at an amount equal to the repayment made to the institutional funding partners. In either case, a third-party asset management company is obligated to compensate the Group at an amount equal to overdue amount and guarantee fee due to the Group. As of December 31, 2022, the maximum potential future payments, including all outstanding principal and interests for which the Group provides primary guarantee, that the Group could be required to make under the guarantee , which was not reduced by the effect of any amounts that may possibly be recovered, were RMB6,484,243.

Upon adoption of ASC Topic 326, deferred guarantee income represents the stand ready component of the guarantee contracts that are determined in accordance with ASC Topic 460. Since the guarantee is issued in a standalone arm's length transaction with an unrelated party, the deferred guarantee income recognized at the inception of the guarantee shall be the premium received or receivable by the guarantor as a practical expedient.

Subsequent to initial recognition, deferred guarantee income is released systematically as guarantee income in revenue in the consolidated statement of comprehensive income as the Group is released from the underlying risk.

Expected credit losses for guarantee obligation represents the expected life time credit losses of the guarantee contract that are determined in accordance with ASC Topic 326, which are initially recorded separate from and in addition to deferred guarantee income at the amount equal to the expected lifetime credit losses of the underlying loans covered by the guarantee obligation, and net off the expected recoveries from the third-party asset management company. The expected lifetime credit losses of the underlying loans are determined based on historical default experience, known and inherent risks in the portfolio, current economic conditions and future macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers, and is collectively evaluated for impairment. For the years ended December 31, 2021 and 2022, the expected lifetime credit losses of the underlying loans covered by the guarantee obligation after netting off the expected recoveries from the third-party asset management company was inconsequential.

Subsequent to initial recognition, the expected credit losses are adjusted for changes in expected lifetime credit losses net off expected recoveries from the asset management company. The initial recognition and adjustments made to expected credit losses for guarantee obligation are recorded as Credit loss expense in the consolidated statement of comprehensive income.

Deferred guarantee income and Expected credit loss under ASC 326

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2021 and 2022:

	Year ended December 31,
	2021	2022
	RMB	RMB
Opening balances	—	—
Fair value of guarantee income at inception of new loans	—	326,086
Release of guarantee income	—	(49,568)
Ending balances	—	276,518

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Financial assets receivable

A financial assets receivable is recognized at loan inception at its fair value on a loan-by-loan basis. The Group establishes a credit loss allowance primarily based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of borrowers.

No allowance for credit losses for financial assets receivable was recognized for the years ended December 31, 2021 and 2022.

The following table presents the Group’s financial assets receivable as of December 31, 2021 and 2022:

	Year ended December 31,
	2021	2022
	RMB	RMB
Financial assets receivable	—	292,342
Allowance for credit losses for financial assets receivable	—	—
Financial assets receivable, net	—	292,342

Secondary guarantee

For certain off-balance sheet loans facilitated between borrowers and institutional funding partners, guarantee services are provided by third party guarantee companies who charge guarantee service fees directly from borrowers. Upon borrowers’ default, the third-party guarantee companies compensate institutional funding partners for unpaid principal and interest. In certain contracts, the Group provides commitment letter of balance complements to the institutional funding partners in the event that the guarantee companies are unable to fully reimburse the institutional funding partners. In some other contracts, the guarantee companies require a third party company to act as counter guarantor and require the Group to provide a commitment letter of balance complements to compensate third party guarantee companies in the event that the counter guarantor are unable to fully reimburse the guarantee companies. To manage the risk exposure, the Group in turn obtains a back-to-back guarantee from another third-party company. The fair value of guarantee liabilities of the Group as a secondary guarantor was inconsequential and no compensation was made by the Group during the years of 2020, 2021 and 2022. As of December 31, 2021 and 2022, the outstanding loan balance for which the Group provides secondary guarantee was RMB5,728,718 and RMB14,425,887, respectively.

Short term investment
(l)
Short term investment

The Group invested in convertible notes issued by a private company in 2019 and accounted for the investment as available-for-sale debt security at fair value with changes in fair value deferred in other comprehensive income.

The Group reviews its investments for other-than-temporary impairment and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value in earnings. The net balance of short-term investment was nil as of both December 31, 2021 and 2022.

Current Expected Credit Losses
(m)
Current Expected Credit Losses

On January 1, 2020, the Group adopted FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaces the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The new guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets.

The Group adopted ASC Topic 326 using the modified retrospective approach for all in-scope assets. The adoption of ASC Topic 326 has no impact on the Group’s retained earnings as of January 1, 2020. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326 while prior periods continue to be reported in accordance with previously applicable U.S. GAAP. The Group’s in-scope assets are primarily loans receivable, accounts receivable and contract assets from customers and financial assets receivable from financial institutional partners. ASC Topic 326 requires the expected credit losses related to guarantee contracts be recorded separately from and in addition to the stand ready guarantee liability accounted for in accordance with ASC Topic 460. The guarantee obligation is separated into the expected credit losses of the guarantee contracts accounted for in accordance with ASC Topic 326, and deferred guarantee income.

In establishing the allowance for loans receivable, the Group considers historical losses, delinquency rate and other factors in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC topic 326, Financial Instruments - Credit Losses. The Group writes off loans receivable as a reduction to the allowance for loans receivable when the loan principal and interest are deemed to be uncollectible. In general, loans receivable is identified as uncollectible when it is determined to be not probable that the balance can be collected.

The Group estimated the allowance for accounts receivables due from borrowers based on expected net accumulated loss rates for terms during which losses of such service fees are expected to occur, which are consistent with the terms during which the Group expects to collect service fees. The profile of the borrowers is homogeneous for each product type and as such, the Group applies a portfolio approach in accounting for credit risk. Accounts receivable for loan facilitation service and post-origination service to borrowers are identified as uncollectible if any repayment of the underlying loan is 90 days past due, and no other factor evidences the possibility of collecting the delinquent amounts. The Group wrote off aforementioned accounts receivable from borrowers and corresponding provisions if any repayment of the underlying loan is 90 days past due.

The Group establishes an allowance for accounts receivable and contract assets, and financial assets receivable, amounts due from related parties and other entities that are based on historical experience and other factors surrounding the credit risk of specific customers. Uncollectible receivables from institutional funding partners, amounts due from related parties and other entities are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined the balance will not be collected.

Loans receivable
(n)
Loans receivable

Loans receivable represents the loans extended directly to overseas individual borrowers with the Group’s own funds. The loans receivable is measured at amortized cost and recorded on the Group’s consolidated balance sheets.

Property and equipment
(o)
Property and equipment

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets are included in either origination and servicing expenses, selling and marketing expenses, general and administrative expenses, or research and development expenses as appropriate. Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Long term Investment
(p)
Long term investment

The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights, the impact of commercial arrangements, and the extent to which the Group guarantees the investee's obligations and is committed to provide additional funding are also considered in determining whether the equity method of accounting is appropriate. An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership, and the existence of obligations to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive income after the date of acquisition. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The Group makes an assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of comprehensive income if any when such impairment is considered other than temporary. And the amount of such impairment loss was RMB49, nil, and RMB15,078 for the years ended December 31, 2020, 2021 and 2022.

Valued-added taxes ("VAT")
(q)
Valued-added taxes (“VAT”)

The Group is subject to VAT at the rate of 6% given that they are classified as a general tax payer. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities.

Share-based compensation
(r)
Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense on a graded vesting basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group adopted ASU 2016-09 and accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of comprehensive income as the cash compensation of those employees receiving the award.

Modifications of the terms or conditions of the awards are treated as an exchange of the original awards for new awards. Incremental compensation cost is measured and recognized as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before the terms are modified. When the Group cancels unvested options and restricted share units (“RSUs”), the remaining unrecognized expenses are recognized immediately on the cancellation date.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue Recognition
(s)
Revenue Recognition

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC Topic 606 on January 1, 2018 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

•
Step 1: Identify the contract (s) with a customer
•
Step 2: Identify the performance obligations in the contract
•
Step 3: Determine the transaction price
•
Step 4: Allocate the transaction price to the performance obligations in the contract
•
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Loan facilitation

Loan facilitated to individual investors

Prior to November 2020, the Group provided loan facilitation services and post-origination services on loans facilitated on its platform, which enabled individual investors to directly invest in loans that can be selected, at the individual investors’ discretion, from hundreds of new lending opportunities to pre-approved borrowers that were posted on the Group’s platform every day. Individual investors also had the option to use the automated investment programs whereby the funds were automatically allocated among pre-approved borrowers. The automated investment programs automatically reinvest individual investors’ funds as soon as a loan was repaid, enabling the individual investors to accelerate the reinvestment of cash flows without having to continually revisit the Group’s mobile application. Such business was officially ceased in November 2020.

The Group charged a substantial amount of service fees on the same day when the first and second monthly repayments of principal and interest were due.

The Group determined that both the individual investors and the borrowers were its customers. The Group assessed ability and intention to pay the service fees when they became due and determined if the collection of the service fees was probable, based on historical experiences as well as the credit due diligence performed on each borrower prior to loan origination. The Group considered the loan facilitation service and post origination service as two separate services. While the post-origination service was within the scope of ASC Topic 860, the ASC Topic 606 revenue recognition model was applied due to the lack of definitive guidance in ASC Topic 860. The loan facilitation service and post-origination service were two separate performance obligations under ASC Topic 606, as these two deliverables were distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services were separately identifiable from each other in the contract.

The Group determined the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax.

The Group recognized revenue when (or as) the entity satisfied the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services were recognized at the time a loan was originated between the individual investors and the borrower and the principal loan balance was transferred to the borrower, at which time the facilitation service was considered completed. Revenues from post-origination services were recognized evenly over the term of the underlying loans as the post-origination services were a series of distinct services that were substantially the same and that had the same pattern of transfer to the individual investors.

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Loan facilitated to institutional funding partners

Since the third quarter of 2019, the Group provides service through its facilitation of loan transactions between borrowers and institutional funding partners. When the investors are institutional funding partners, the Group’s service mainly consist of performing credit assessment on the borrowers and matching the institutional funding partners with potential qualified borrowers and facilitating the execution of loan agreements between the parties. The Group assesses ability and intention to pay the service fees of the customers when they become due and determines if the collection of the service fees is probable, based on historical experiences as well as the credit due diligence performed before cooperation.

The Group determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Under certain agreements, the transaction price includes variable consideration due to borrowers’ actual repayment to institutional funding partners. The Group estimates variable consideration for these contracts using the expected value approach on the basis of historical information. The Group identifies one performance obligation under ASC Topic 606, as the Group does not retain any further obligations after the facilitation of a loan.

The Group recognizes revenue when (or as) the entity satisfies the service/ performance obligation by transferring the promised service (that is, an asset) to customers based on the underlying contract terms excluding consideration of impairment of contract assets or accounts receivable. Revenues from loan facilitation services are recognized at the time a loan is originated between the institutional funding partners and the borrower and the principal loan balance is transferred to the borrower, at which time the facilitation service is considered completed.

Technical service

The Group does not provide post-origination service in such arrangements. The institutional funding partners typically engage third-party non-performing loan management entities to assist on the subsequent collection. The Group is in turn engaged by such non-performing loan management entities to provide information including risk profile and collection methods or plans for the borrowers on its platform to the non-performing loan management entity basing on the historical records and experiences that the Group has as of the date when each loan is successfully extended to borrower.

The Group determines the total transaction price to be the service fees chargeable according to the contracts, net of value-added tax. Before May 2020, the service fee is calculated based on the facilitated loan amount and the agreed charge rate, i.e. the consideration promised in the contract includes fixed amounts. However, starting from May 2020, the Group reached a mutual agreement with the customers for a new settlement method. The service fee is calculated based on the estimated overdue amount of underlying loans and the agreed charge rate. The transaction price included variable consideration due to overdue amount of the borrowers. The Group reflected in the transaction price the borrower’s estimated delinquent risk and estimated variable consideration for these contracts using the expected value approach on the basis of historical information and current trends of the delinquency of the borrowers.

Revenue from technical services is recognized at the time a loan is successfully originated by the institutional funding partner as the technical services are completed at that time.

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Other revenue

Investor referral

The Group provides referral services in respect of investment products offered by the financial service providers on Youdao wealth platform. The Group considers the financial service providers to be its customers, and receives service fees from the customers primarily based on the transaction price of the investment successfully subscribed by online investors. After the online investors subscribe the products referred by the Group, the Group does not retain any further obligations. The price for each referral charged to the financial service providers is a fixed price as pre-agreed in the service contract. Revenue is recognized when the online investors successfully subscribed to investment products from financial service providers.

Interest income

Interest income is recognized over the terms of loans receivable using the effective interest rate method under ASC Topic 310. Interest income is not recorded when reasonable doubt exists as to the full, timely collection of interest income or principal. Interest collected upfront at the loan inception is recorded as deferred revenue.

Business and Operational Support Services

The Group provides a series of service to a related party, including software development, risk control, marketing support and IT assistance. The revenue is recognized over time as services are continuously performed during the service periods.

Sales of hardware

The Group also generates revenue from the sale of hardware directly to customers since the year 2021 but terminated such revenue stream along with the disposal of Shanghai Bweenet in December 2021. The revenue is recognized at a point in time following the transfer of control of goods to the customer, which typically occurs upon the delivery to the customer.

Others

The Group charged service fees to individual investors for using the automated investment programs which equal to a certain percentage of the actual return in excess of the expected rate of return from the investments, payable at the end of the investment period. No application fee was charged to borrowers or individual investors.

Under ASC Topic 606, service fees derived from individual investors using the automated investment programs were initially estimated based on historical experience of returns on similar investment products and current trends. The service fees were recognized on a straight-line basis over the term of the investment period. The service fees related to the automated investment programs were due at the end of the investment period. The investment period refers to the period of time when the investments are matched with loans and are generating returns for the individual investors. The Group recorded service fees only when it becomes probable that a significant reversal in the amount of cumulative revenue will not occur. The revenue of service fee recognized under ASC Topic 606 for the years ended December 31, 2020, 2021 and 2022 was RMB23,815, nil and nil, respectively.

Other revenue also included revenue from penalty fees for loan prepayment and late payment, and service fees for transferring loans between investors on the Group’s platform, and guarantee income released from deferred guarantee income systematically over the term of the loans subject to guarantee obligation under ASC Topic 460. Under ASC Topic 606, penalty fees were contingency-based variable considerations and constrained by the occurrence of delinquency or prepayment. They were recognized when the uncertainty associated with the variability is resolved, that is, when the underlying event occurs and the fees are collected. The service fees for transferring loans between individual investors were recognized when the transfer is completed and service fees are collected from the individual investors.

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The following table illustrates the disaggregation of revenue by product and services the Group offered in 2020, 2021 and 2022, respectively:

For the year ended December 31, 2020	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	943,084	112,731	—	1,055,815
Other services	—	—	244,345	244,345
Total	943,084	112,731	244,345	1,300,160

For the year ended December 31, 2021	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,470,170	—	—	1,470,170
Other services	—	—	310,320	310,320
Total	1,470,170	—	310,320	1,780,490

For the year ended December 31, 2022	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,881,725	—	—	2,881,725
Other services	—	—	389,689	389,689
Total	2,881,725	—	389,689	3,271,414

Incentives to individual investors

The Group provided incentives to individual investors using the automated investment program in a form that either reduces the amount of investment required to purchase financial products or entitles them to receive higher interest rates in the products they purchase and pays the incentive to the investors upon maturity of the investment program. If the investors early terminate the program and withdraw the investment, no incentive will be paid. Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate. The Group was released from the obligation under the refund liabilities and recognized as other revenue of amounting to 77,045, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Incentives paid to:
New investors	—	—	—
Returning investors	202,463	—	—
Total incentives paid to investors	202,463	—	—

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Accounts receivable and contract assets

Contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets are stated at the historical carrying amount net of write-offs and allowance for collectability in accordance with ASC Topic 326. The Group established an allowance for receivables and contract assets based on estimates, which incorporate historical experience and other factors surrounding the credit risk of specific type of customers. The Group evaluates and adjusts its allowance for receivables and contract assets on a quarterly basis or more often as necessary. Revenue recognized for the years ended December 31, 2020, 2021 and 2022 from performance obligations satisfied (or partially satisfied) in prior periods pertaining to adjustments to variable consideration due to the change of estimated return on investment periods, change of estimated prepayment rate and referral fees was immaterial.

The Group determines that the acquisition cost paid based on the amount of loan facilitated represents costs to obtain a contract qualifying for capitalization since these payments are directly related to sales achieved during a period. Such cost was not material during the years presented.

Employee defined contribution plan
(t)
Employee defined contribution plan

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on a certain percentage of the employee’s salaries. The Group has no legal obligation for the benefits beyond the contributions. The total amount that was expensed as incurred was RMB37,665, RMB57,363 and RMB68,145 for the years ended December 31, 2020, 2021 and 2022, respectively.

Origination and servicing expense
(u)
Origination and servicing expense

Origination and servicing expenses primarily consist of variable expenses including costs related to credit assessment, user and system support, payment processing services and collection, associated with facilitating and servicing loans, salaries and benefits and share-based compensation for the personnel who work on credit checking, data processing and analysis, loan origination, user and system support and loan collection.

Sales and marketing expenses
(v)
Sales and marketing expenses

Sales and marketing expenses primarily consist of variable marketing and promotional expenses, including those related to borrower acquisition and retention, commission fees to those who introduce institutional funding partners, and general brand and awareness building. Salaries and benefits expenses as well as share-based compensation related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team are also included in the sales and marketing expenses. The Group’s borrower acquisition expenses include charges by third-party online channels for online marketing services such as search engine marketing, search engine optimization, information feeds, and referral fees charged by other parties relating to borrower acquisition. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2020, 2021 and 2022, the advertising expenses were RMB21,697, RMB6,695 and RMB8,437, respectively.

Government grant
(w)
Government grant

Government grants are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the period the cash is received and when all the conditions for their receipt have been satisfied. The government grants received by the Group amount to RMB6,773, RMB19,762 and RMB22,306 for the years ended December 31, 2020, 2021 and 2022, respectively.

Income taxes
(x)
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more like than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Group will file tax returns that are subject to examination by the relevant tax authorities. Tax returns of the Group's major subsidiaries in PRC, Hong Kong, Singapore, Indonesia and Nigeria remain subject to examination by relevant tax authorities for five years, seven years, four years, five years and indefinite years, respectively, from the date of filing.

Comprehensive income
(y)
Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Income per share
(z)
Income per share

Basic income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents of stock options are calculated using the treasury stock method. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive.

Segment reporting
(aa)
Segment reporting

The Group uses the management approach to determine operating segment. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (‘‘CODM’’) for making decisions, allocation of resource and assessing performance.

The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single reportable segment.

The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Operating leases

(ab) Operating leases

The Group leases administrative office spaces under operating leases and accounts for the leases under ASC 842. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. As of December 31, 2022, the Group’s operating leases had a weighted average remaining lease term of 1.2 years and a weighted average discount rate of 4.75%. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group considers only payments that are fixed and determinable at the time of lease commencement. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Additionally, the Group elects not to recognize lease with lease term of 12 months or less at the commencement date in the consolidated balance sheets and records its operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

Treasury shares

(ac) Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. The treasury shares account includes nil and 2,372,596 ordinary shares mainly for the purpose of exercise or vest of share-based compensation plans as of December 31, 2021 and 2022, respectively.

Recent accounting pronouncements

(ad) Recent accounting pronouncements

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group adopted the new standard beginning January 1, 2022 with no material impact on the consolidated financial statements and related disclosures.

Recent Accounting Guidance Not Yet Adopted

In June 2022, the FASB issued ASU 2022-03, “ Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. “The ASU improves financial reporting for investors and other financial statement users by increasing comparability of financial information across reporting entities that have investments in equity securities measured at fair value that are subject to contractual restrictions preventing the sale of those securities. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. For all entities except investment companies as defined under Topic 946, Financial Services—Investment Companies, the amendments in this ASU should be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. An entity that qualifies as an investment company under Topic 946 should apply the amendments to an investment in an equity security subject to a contractual sale restriction that is executed or modified on or after the date of adoption. An investment company with an equity security subject to a contractual sale restriction that was executed before the date of adoption should continue to account for the equity security until the contractual restrictions expire or are modified using the accounting policy applied before the adoption of the amendments (that is, if an investment company was incorporating the effects of the restriction in the measurement of fair value, it would continue to do so). The Group is currently assessing the impact that ASU 2022-03 will have on its future consolidated financial statements.

Impact of COVID-19

(ae) Impact of COVID-19

The COVID-19 pandemic spread in China, Europe and other parts of the world, and COVID-19 restrictions and controls in China were in effect until the end of 2022. Although the Chinese government has now lifted the restrictions related to COVID-19, the COVID-19 pandemic still has negatively impacted, and may continue to negatively impact, the global economy and disrupt normal business activity, which may have an adverse effect on our results of operations.

As of December 31, 2022, the Group did not experience a significant negative impact of COVID-19 on its operations, capital, and financial position.